Income Tax	12 Months Ended
Dec. 31, 2022
Income Tax
Income Tax

Note 20. Income Tax

The income tax rate applicable to the Company is the French corporate income tax rate, i.e. 25%, 26.5% and 28% for the years ending December 31, 2022, 2021 and 2020, respectively.

	Year ended
	December 31,
(in thousands of euros)	2020	2021	2022
Loss before tax	(33,619)	(49,271)	(54,294)
Theoretical tax rate	28%	26.5%	25%
Tax benefit at theoretical rate	9,413	13,057	13,574
Tax credits	2,143	1,078	1,432
Permanent differences	1,641	85	(305)
Other differences	(471)	(582)	(428)
Tax rate differences	—	(80)	55
Non recognition of deferred tax assets related to tax losses and temporary differences	(12,726)	(13,921)	(14,309)
Actual income tax benefit	—	(364)	20
of which
Current taxes	—	(364)	(34)
Deferred taxes	—	—	54
Effective tax rate	—	0.74%	0.06%

Tax credits mainly include the CIR, non-taxable income, classified in other operating income (see Note16 - Revenues and other income).

Inventiva S.A. faced a tax loss in the years ended December 31, 2022, 2021 and 2020. As the recoverability of these tax losses is not considered probable in subsequent periods due to the uncertainties inherent in the Company’s business, no deferred tax assets were recognized in the consolidated financial statements as of December 31, 2022, December 31, 2021 nor as of December 31, 2020. Current taxes and deferred tax liabilities recognized as of December 31, 2022 are related to Inventiva Inc.